Organization and Basis of Presentation Narrative (Details) shares in Millions	Jun. 30, 2015 Countries	Dec. 31, 2014 Countries	Dec. 31, 2014	Dec. 31, 2014 Rate	Jul. 22, 2014 shares	Dec. 31, 2013 Rate	Jul. 25, 2007 shares
Orbitz
Description of Business [Line Items]
Number of Countries in which Entity Operates | Countries	8
Shares beneficially owned [Line Items]
Initial Public Offering Shares Issued | shares							34.4
Shares beneficially owned by parent, percentage	1.00%		48.00%	1.00%		48.00%
Ebookers [Member]
Description of Business [Line Items]
Number of Countries in which Entity Operates | Countries		8
Travelport [Member]
Shares beneficially owned [Line Items]
Common Stock Shares Sold | shares					47.7
Shares beneficially owned by parent, percentage | Rate				1.00%